Schedule of Non-financial Instruments Measured at Fair Value on Non-recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Foreclosed assets	$ 2,724	$ 4,449	$ 4,916
Impaired loans due to COVID-19, net	1,483	1,532
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Foreclosed assets
Impaired loans due to COVID-19, net
Other impaired loans, net
Total
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Foreclosed assets
Impaired loans due to COVID-19, net
Other impaired loans, net
Total
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Foreclosed assets	2,724	4,449
Impaired loans due to COVID-19, net	5,129	9,054
Other impaired loans, net	2,572	1,064
Total	10,425	14,567
Fair Value of Carrying Amount [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Foreclosed assets	2,724	4,449
Impaired loans due to COVID-19, net	5,129	9,054
Other impaired loans, net	2,572	1,064
Total	10,425	14,567
Estimated Fair Value [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Foreclosed assets	2,724	4,449
Impaired loans due to COVID-19, net	5,129	9,054
Other impaired loans, net	2,572	1,064
Total	$ 10,425	$ 14,567